LEASE LIABILITIES	12 Months Ended
Dec. 31, 2023
LEASES LIABILITIES
LEASES LIABILITIES

NOTE 17 – LEASES LIABILITIES

	As of December 31,
Current	2023	2022
Argentina	26,981	27,958
Abroad	1,755	698
	28,736	28,656
Non- current
Argentina	45,331	53,518
Abroad	14,578	7,813
	59,909	61,331
Total lease liabilities	88,645	89,987

Movements in the lease liabilities are as follows:

	Years ended
	December 31,
	2023	2022
Balances at the beginning of the year	89,987	114,742
Incorporate by acquisition	—	125
Increases (*)	71,844	58,999
Financial results, net (**)	39,901	23,946
Payments	(44,192)	(47,521)
Decreases (included RECPAM and currency translation adjustments)	(68,895)	(60,304)
At the end of the year	88,645	89,987

(*)Included in acquisitions of Rights of use.

(**)Included in Other foreign currency exchange gains (losses) and Other interests, net.